LEASES	12 Months Ended
Dec. 31, 2024
Aspire Biopharma Inc [Member]
LEASES

NOTE 5 – LEASES

The company does not lease facilities under any operating lease arrangement. Intermittently the Company has rented office space on an as needed basis from a related party.

Total rent expense for the months ended December 31, 2024 and 2023 was $6,500 and $0, respectively.